Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Valuation allowance	$ 0	$ 382,000
Period for cumulative ownership change	3 years
Cumulative earnings undistributed	$ 45,361,000
Taxes payable current and noncurrent	13,608,000
Unrecognized tax benefits	22,152,000	20,575,000	$ 19,642,000
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	22,084,000
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	1,777,000
Income tax examination interest and penalty expense	(78,000)	(11,000)	$ 182,000
Income tax examination total accrued interest and penalties	1,381,000	$ 1,460,000
U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	106,151,000
Estimated net taxable income	2,752,000
Net operating loss carry-forwards without expiration	$ 24,735,000
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Minimum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2021
Maximum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2037